Equity - Non-controlling interests - Net income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	€ 577	€ 297	€ 290
Debit part of net income attributable to non-controlling interests.	(33)	(63)	(71)
Total part of net income attributable to non-controlling interests	545	233	218
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	243	197	191
Orange Polska [Member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	222		11
Orange Cote d'Ivoire [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	53	43	36
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	19	10	14
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	16	11	12
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of net income attributable to n on-controlling interests	12	26	16
Orange Bank [member]
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.	€ (22)	(51)	€ (65)
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Debit part of net income attributable to non-controlling interests.		€ (3)